Internalization - Schedule of Adjusted EBITDA Target (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
June 30, 2027 [Member]
Business Combination [Line Items]
Earnout Year ending	Jun. 30, 2027
EBITDA Target	$ 106.6
June 30, 2028 [Member]
Business Combination [Line Items]
Earnout Year ending	Jun. 30, 2028
EBITDA Target	$ 129.0
June 30, 2029 [Member]
Business Combination [Line Items]
Earnout Year ending	Jun. 30, 2029
EBITDA Target	$ 126.0